INCOME TAXES	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 10 - INCOME TAXES

The Company did not provide any current or deferred U.S. federal income tax provision or benefit for any of the periods presented because we have experienced operating losses since inception. Accounting for Uncertainty in Income Taxes when it is more likely than not that a tax asset cannot be realized through future income the Company must allow for this future tax benefit.

The Company provided a full valuation allowance on the net deferred tax asset, consisting of net operating loss carry forwards, because management has determined that it is more likely than not that the Company will not earn income sufficient to realize the deferred tax assets during the carry forward period.

The components of the Company’s deferred tax asset and reconciliation of income taxes computed at the statutory rate to the income tax amount recorded as of December 31, 2024, and 2023 are as follows:

	December 31,	December 31,
	2024	2023
Net operating loss carry forward	$(790,942)	$(1,011,212)
Effective Tax rate	21%	21%
Income tax expenses(benefit)	(166,098)	(212,355)
Less: Valuation Allowance	166,098	212,355
Income tax expenses(benefit)	$-	$-

	December 31,	December 31,
	2024	2023
Deferred tax assets	886,846	720,748
Valuation allowance	(886,846)	(720,748)
Net deferred tax assets	$-	$-

As of December 31, 2024, the Company had approximately $4,223,000 in net operating losses (“NOLs”) that may be available to offset future taxable income, NOLs generated in tax years prior to July 31, 2018, can be carryforward for twenty years, whereas NOLs generated after July 31, 2018, can be carryforward indefinitely. In accordance with Section 382 of the U.S. Internal Revenue Code, the usage of the Company’s net operating loss carry forwards are subject to annual limitations following greater than 50% ownership changes.

The Company’s tax returns are subject to examination by tax authorities for the years ended December 31,2016 to December 31, 2024.

NOTE 10 - INCOME TAXES

The Company did not provide any current or deferred U.S. federal income tax provision or benefit for any of the periods presented because we have experienced operating losses since inception. Accounting for Uncertainty in Income Taxes when it is more likely than not that a tax asset cannot be realized through future income the Company must allow for this future tax benefit.

The Company provided a full valuation allowance on the net deferred tax asset, consisting of net operating loss carry forwards, because management has determined that it is more likely than not that the Company will not earn income sufficient to realize the deferred tax assets during the carry forward period.

The components of the Company’s deferred tax asset and reconciliation of income taxes computed at the statutory rate to the income tax amount recorded as of December 31, 2023, and 2022 are as follows:

	December 31,	December 31,
	2023	2022
Net operating loss carry forward	$(1,011,212)	$(796,713)
Effective Tax rate	21%	21%
Income tax expenses(benefit)	(212,355)	(167,310)
Less: Valuation Allowance	212,355	167,310
Income tax expenses(benefit)	$-	$-

	December 31,	December 31,
	2023	2022
Deferred tax assets	720,748	508,393
Valuation allowance	(720,748)	(508,393)
Net deferred tax assets	$-	$-

As of December 31, 2023, the Company had approximately $3,432,000 in net operating losses (“NOLs”) that may be available to offset future taxable income, NOLs generated in tax years prior to July 31, 2018, can be carryforward for twenty years, whereas NOLs generated after July 31, 2018, can be carryforward indefinitely. In accordance with Section 382 of the U.S. Internal Revenue Code, the usage of the Company’s net operating loss carry forwards are subject to annual limitations following greater than 50% ownership changes.

The Company’s tax returns are subject to examination by tax authorities for the years ended December 31,2015 to December 31, 2023.